GOODWILL - Estimates and Assumptions Used in the Calculation of Goodwill (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	9.66%
Burnstone | Mine development, infrastructure and other
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	16.80%	17.10%	17.40%
Mimosa | Mine development, infrastructure and other
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	28.40%	23.30%	19.10%
Platinum
Disclosure of reconciliation of changes in goodwill [line items]
Long-term PGM 4E basket price (R/4Eoz)	R 23,278	R 20,600	R 15,050
Long-term PGM 2E basket price (USD/2Eoz)	R 1,202	R 1,250	R 1,010
Platinum | UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	8.80%	7.60%	7.00%
Inflation rate	2.00%	2.00%	1.90%
Platinum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.60%	14.30%
Inflation rate	6.00%	5.00%	5.00%
Platinum | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	1 year	1 year	1 year
Platinum | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	18.80%
Platinum | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	32 years	31 years	28 years
Platinum | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	19.70%
Platinum | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	12 years	13 years	12 years
Platinum | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	39 years	35 years	28 years
Gold
Disclosure of reconciliation of changes in goodwill [line items]
Long-term gold price (R/kg)	R 733,037	R 686,225	R 585,500
Gold | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		12.40%	12.60%
Inflation rate	6.00%	5.00%	5.00%
Gold | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	1 year	1 year	1 year
Gold | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	21 years	19 years	19 years
Gold | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	13.58%
Gold | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	3 years	6 years	5 years
Gold | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	13 years	18 years	20 years